Lease - Summary of Amounts Recognized in Consolidated Statement of Financial Position and Comprehensive Income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about leases for lessee [Line Items]
Interest expense on the lease liabilities		₩ 33,185	₩ 40,454
Expense relating to short-term lease		3,669	3,960
Expense relating to lease of low-value assets that are not short-term lease		4,096	4,682
Expense relating to variable lease payments not included in lease liabilities (included in administrative expenses)		159	147
Cash outflow for lease		374,877	326,821
The amounts recognized in the consolidated statement of financial position
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets		871,801	960,253
Lease liabilities	[1]	901,113	964,399
The amounts recognized in the consolidated statement of financial position | Real estate
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	[1]	853,940	937,887
The amounts recognized in the consolidated statement of financial position | Vehicles
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets		15,575	17,770
The amounts recognized in the consolidated statement of financial position | Others
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets		2,286	4,008
The amounts recognized in the consolidated statement of financial position | Right-of-use property and equipment
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets		871,801	959,665
The amounts recognized in the consolidated statement of financial position | Right-of-use intangible assets
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	[1]	0	588
The amounts recognized in the consolidated statement of comprehensive income
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		341,716	326,302
The amounts recognized in the consolidated statement of comprehensive income | Real estate
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		321,490	304,882
The amounts recognized in the consolidated statement of comprehensive income | Vehicles
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		17,320	18,531
The amounts recognized in the consolidated statement of comprehensive income | Others
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		2,318	1,882
The amounts recognized in the consolidated statement of comprehensive income | Right-of-use intangible assets
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		₩ 588	₩ 1,007

[1]	Included in property and equipment, intangible assets, and other liabilities.